UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                    Form 13F

                                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                11/08/06
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              129
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Form 13F Information Table Value Total:            $ 3,324,905  (thousands)
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List of Other Included Managers:                     NONE


Column 1                      Column 2        Column 3    Column 4        Column 5      Column 6 Column 7         Column 8

                                                                                                              Voting Authority
                              Title                         Value     Shrs Or  Sh/ Put/  Invstmt   Other    -------------------
Name of Issuer                of Class        Cusip       (x$1000)    Prn Amt  Prn Call  Dscretn   Mngrs     Sole    Shared   None
------------------------------ --------------  ---------- ---------- ---------- --- ---- -------- -------- ---------- ------ -----

AT&T Corp.                    COM             00206R102      68,376  2,100,000 SH         SOLE             2,100,000
Abraxis Bioscience Inc.       COM             00383E106      25,008    900,200 SH         SOLE               900,200
Adobe Systems Inc             COM             00724F101     103,116  2,752,700 SH         SOLE             2,752,700
Adolor Corp                   COM             00724X102       6,892    496,900 SH         SOLE               496,900
Advanced Magnetics Inc.       COM             00753P103       8,525    250,000 SH         SOLE               250,000
Akamai Technologies Inc.      COM             00971T101      33,542    670,965 SH         SOLE               670,965
Allied Waste Industries Inc.  COM PAR$.01     019589308       7,998    709,700 SH         SOLE               709,700
Allscripts Hlthcare Sol's Inc.COM             01988P108      20,906    930,000 SH         SOLE               930,000
Altria Group Inc.             COM             02209S103      19,138    250,000 SH         SOLE               250,000
American Axle & Mftg Hldgs, InCOM             024061103       2,504    150,000 SH         SOLE               150,000
American Elec Pwr Co Inc.     COM             025537101      25,481    700,600 SH         SOLE               700,600
Amgen Inc.                    COM             031162100      71,530  1,000,000 SH         SOLE             1,000,000
Applied Materials Inc.        COM             038222105      17,730  1,000,000 SH         SOLE             1,000,000
Armor Holdings Inc.           COM             042260109       2,867     50,000 SH         SOLE                50,000
Atwood Oceanics Inc.          COM             050095108      14,395    320,100 SH         SOLE               320,100
Avaya Inc.                    COM             053499109       6,006    525,000 SH         SOLE               525,000
Aventine Ren'l Energy Hldgs InCOM             05356X403         554     25,900 SH         SOLE                25,900
Baidu.com Inc.                SPON ADR REP A  056752108      10,067    115,000 SH         SOLE               115,000
Baker Hughes Inc              COM             057224107      13,640    200,000 SH         SOLE               200,000
Banco Itau Hldg Financeira SA SP ADR 500 PFD  059602201       9,378    312,600 SH         SOLE               312,600
Bank of America Corp.         COM             060505104      53,570  1,000,000 SH         SOLE             1,000,000
Baxter International Inc.     COM             071813109      54,552  1,200,000 SH         SOLE             1,200,000
BEA Systems, Inc.             COM             073325102       3,876    255,000 SH         SOLE               255,000
Boeing Co                     COM             097023105      39,425    500,000 SH         SOLE               500,000
Bristol-Myers Squibb Co       COM             110122108       9,968    400,000 SH         SOLE               400,000
Bronco Drilling Co Inc.       COM             112211107         879     50,000 SH         SOLE                50,000
Business Objects SA ADR       ADR             12328X107       1,193     35,000 SH         SOLE                35,000
Cleco Corp                    COM             12561W105      11,848    469,400 SH         SOLE               469,400
CMS Energy Corp               COM             125896100      11,552    800,000 SH         SOLE               800,000
Canwest Petroleum Corp        COM             138748108       1,063    250,000 SH         SOLE               250,000
Cemex SA ADR                  SPON ADR 5 ORD  151290889      10,327    343,304 SH         SOLE               343,304
CenterPoint Energy Inc.       COM             15189T107       3,136    219,000 SH         SOLE               219,000
Cheniere Energy, Inc.         COM             16411R208       2,971    100,000 SH         SOLE               100,000
Chicago Bridge & Iron Co      NY REG SH       167250109      50,266  2,089,200 SH         SOLE             2,089,200
Chunghwa Telecom Ltd.         ADR             17133Q205       6,924    400,000 SH         SOLE               400,000
Cognizant Tech Solutions Corp CL A            192446102       9,251    125,000 SH         SOLE               125,000
Comcast Corp                  CL A            20030N101      40,664  1,102,000 SH         SOLE             1,102,000
Companhia Energetica de Minas SP ADR N-V PFD  204409601       4,278    109,000 SH         SOLE               109,000
Companhia de Bebidas Americas SPON ADR PFD    20441W203       2,278     50,200 SH         SOLE                50,200
CONSOL Energy Inc.            COM             20854P109       8,250    260,000 SH         SOLE               260,000
Consolidated Edison Inc.      COM             209115104      14,682    317,800 SH         SOLE               317,800
Constellation Energy Group    COM             210371100         243      4,100 SH         SOLE                 4,100
DPL Inc.                      COM             233293109      44,808  1,652,200 SH         SOLE             1,652,200
DTE Energy Co                 COM             233331107       3,180     76,600 SH         SOLE                76,600
Diamond Offshore Drilling Inc.COM             25271C102      15,697    216,900 SH         SOLE               216,900
Duke Energy Corp              COM             26441C105      91,355  3,025,000 SH         SOLE             3,025,000
Edison International          COM             281020107       1,041     25,000 SH         SOLE                25,000
Entergy Corp                  COM             29364G103     120,419  1,539,300 SH         SOLE             1,539,300
Equitable Resources, Inc      COM             294549100      10,494    300,000 SH         SOLE               300,000
Exelon Corp                   COM             30161N101      90,807  1,499,950 SH         SOLE             1,499,950
Exxon Mobil Corp              COM             30231G102       8,388    125,000 SH         SOLE               125,000
FPL Group Inc.                COM             302571104      19,913    442,500 SH         SOLE               442,500
Federated Dept Stores, Inc.   COM             31410H101     129,630  3,000,000 SH         SOLE             3,000,000
Finisar Corp                  COM             31787A101       2,269    625,000 SH         SOLE               625,000
Five Star Quality Care Inc.   COM             33832D106       1,825    169,600 SH         SOLE               169,600
Fluor Corp                    COM             343412102      54,323    706,500 SH         SOLE               706,500
Foundation Coal Hldgs, Inc    COM             35039W100       7,448    230,100 SH         SOLE               230,100
Gen-Probe Inc                 COM             36866T103      23,445    500,000 SH         SOLE               500,000
General Motors Corp           PUT             370442955         689     24,548 SH  PUT    SOLE                24,548
Goodyear Tire & Rubber Co     COM             382550101      11,600    800,000 SH         SOLE               800,000
Google Inc.                   CL A            38259P508      60,285    150,000 SH         SOLE               150,000
Grupo Aeroportuario del PacifiSPON ADR B      400506101         762     22,400 SH         SOLE                22,400
Harmonic Inc.                 COM             413160102       9,310  1,265,000 SH         SOLE             1,265,000
Hess Corp                     COM             42809H107       7,075    170,800 SH         SOLE               170,800
Hewlett-Packard Co            COM             428236103      36,690  1,000,000 SH         SOLE             1,000,000
Hologic Inc.                  COM             436440101       8,022    184,336 SH         SOLE               184,336
ImClone Systems Inc.          COM             45245W109       4,248    150,000 SH         SOLE               150,000
Intel Corp                    COM             458140100      74,566  3,625,000 SH         SOLE             3,625,000
InterMune Inc.                COM             45884X103      14,739    897,600 SH         SOLE               897,600
Int'l Game Technology         COM             459902102       4,150    100,000 SH         SOLE               100,000
Jabil Circuit, Inc.           COM             466313103         714     25,000 SH         SOLE                25,000
LCA-Vision Inc.               COM PAR$.01     501803308       8,262    200,000 SH         SOLE               200,000
Lilly, Eli & Co               COM             532457108     173,508  3,044,000 SH         SOLE             3,044,000
MGI Pharma, Inc.              COM             552880106       8,605    500,000 SH         SOLE               500,000
McDermott Int'l Inc.          COM             580037109      67,726  1,620,250 SH         SOLE             1,620,250
McGraw-Hill Co Inc.           COM             580645109       8,937    154,000 SH         SOLE               154,000
Mediacom Comms Corp.          CL A            58446K105       5,327    748,200 SH         SOLE               748,200
Merck & Company Inc.          COM             589331107      41,900  1,000,000 SH         SOLE             1,000,000
Microsoft Corp                COM             594918104     131,915  4,823,200 SH         SOLE             4,823,200
Micron Technology, Inc.       COM             595112103      69,965  4,021,000 SH         SOLE             4,021,000
Mirant Corp                   COM             60467R100      66,396  2,431,188 SH         SOLE             2,431,188
Monsanto Co                   COM             61166W101      20,844    443,400 SH         SOLE               443,400
Mosaic Co                     COM             61945A107       2,535    150,000 SH         SOLE               150,000
Mueller Water Products, Inc.  COM SER A       624758108       3,141    215,000 SH         SOLE               215,000
Murphy Oil Corp               COM             626717102       4,993    105,000 SH         SOLE               105,000
NRG Energy Inc.               COM             629377508      13,703    302,500 SH         SOLE               302,500
NASDAQ 100 TR                 UNIT SER 1      631100104     447,150 11,000,000 SH         SOLE            11,000,000
NVIDIA Corp                   COM             67066G104       2,367     80,000 SH         SOLE                80,000
Oil Service Holders Trust     DEPOSTRY RCPT   678002106      19,478    150,000 SH         SOLE               150,000
Omniture Inc.                 COM             68212S109       3,945    500,000 SH         SOLE               500,000
Protein Design Labs Inc.      COM             69329Y104      10,906    568,000 SH         SOLE               568,000
PG&E Corp                     COM             69331C108       6,248    150,000 SH         SOLE               150,000
Parametric Technology Corp    COM             699173209         873     50,000 SH         SOLE                50,000
Penwest Pharms Co.            COM             709754105      12,571    755,000 SH         SOLE               755,000
Pepco Holdings Inc.           COM             713291102       7,855    325,000 SH         SOLE               325,000
Petroleo Brasileiro S.A.      ADR             71654V408       9,188    109,600 SH         SOLE               109,600
Pfizer Inc.                   COM             717081103      22,007    776,000 SH         SOLE               776,000
Phelps-Dodge Corp             COM             717265102      29,764    351,400 SH         SOLE               351,400
Pike Electric Corp            COM             721283109       2,012    135,000 SH         SOLE               135,000
Premiere Global Services Inc. COM             740585104       2,299    264,900 SH         SOLE               264,900
Puget Energy Inc.             COM             745310102       3,182    140,000 SH         SOLE               140,000
QLogic Corp                   COM             747277101       1,512     80,000 SH         SOLE                80,000
Replidyne Inc.                COM             76028W107       2,823    300,000 SH         SOLE               300,000
Research In Motion            COM             760975102         770      7,500 SH         SOLE                 7,500
S&P 500 SPDR Trust            PUT             78462F953         123      3,500 SH  PUT    SOLE                 3,500
Seattle Genetics Inc.         COM             812578102         289     59,386 SH         SOLE                59,386
Sierra Pacific Res            COM             826428104      21,445  1,495,500 SH         SOLE             1,495,500
Sonus Networks Inc.           COM             835916107       2,940    560,000 SH         SOLE               560,000
Sprint Nextel Corp            COM             852061100       5,831    340,000 SH         SOLE               340,000
Stereotaxis Inc.              COM             85916J102         518     50,000 SH         SOLE                50,000
Sun Microsystems, Inc.        COM             866810104       3,713    750,000 SH         SOLE               750,000
Tessera Technologies Inc.     COM             88164L100       3,478    100,000 SH         SOLE               100,000
Time Warner Inc.              COM             887317105       7,292    400,000 SH         SOLE               400,000
Trident Microsystems Inc.     COM             895919108       1,991     85,600 SH         SOLE                85,600
Unibanco                      GDR REP PFD UT  90458E107       9,916    134,000 SH         SOLE               134,000
Valero Energy Corp            COM             91913Y100       1,544     30,000 SH         SOLE                30,000
Verizon Comms Inc.            COM             92343V104      48,269  1,300,000 SH         SOLE             1,300,000
Walter Industries Inc.        COM             93317Q105      11,468    268,700 SH         SOLE               268,700
Washington Group Int'l, Inc.  COM             938862208       2,943     50,000 SH         SOLE                50,000
Williams Companies Inc.       COM             969457100      51,223  2,145,900 SH         SOLE             2,145,900
Wyeth Inc.                    COM             983024100      66,092  1,300,000 SH         SOLE             1,300,000
XTO Energy Inc.               COM             98385X106       1,483     35,200 SH         SOLE                35,200
Xerox Corp                    COM             984121103      31,120  2,000,000 SH         SOLE             2,000,000
Bunge Limited                 COM             G16962105       3,187     55,000 SH         SOLE                55,000
Foster Wheeler Ltd.           SHS             G36535139      39,150  1,014,510 SH         SOLE             1,014,510
GlobalSantaFe Corp            SHS             G3930E101      22,271    445,500 SH         SOLE               445,500
Noble Corp                    SHS             G65422100      40,671    633,700 SH         SOLE               633,700
Seagate Technology            SHS             G7945J104      59,288  2,567,700 SH         SOLE             2,567,700
Transocean Inc.               ORD             G90078109       9,212    125,800 SH         SOLE               125,800

Grand Total                                               3,324,905

